Intangible assets (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	R$ 206,417	R$ 463,476
Leases - Concession Agreement – URAE-1 [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	154,449	338,740
Leases - Concession Agreement – URAE-1 [Member] | Costs [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	405,245	588,534
Leases - Concession Agreement – URAE-1 [Member] | Accumulated Amortizations [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(250,796)	(249,794)
Vehicles [member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	216,428	216,431
Properties [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	24,142	22,098
Office equipment [member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	76	1,577
Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(188,678)	(115,370)
Right Of Use Assets Net [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	R$ 51,968	R$ 124,736